Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (5,027)	[1]	$ (4,638)	[1]
Prior service (costs)/credits and other	51		123
Total	(4,976)		(4,515)
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(664)	[1]	(566)	[1]
Prior service (costs)/credits and other	14		26
Total	(650)		(540)
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(2,780)	[1]	(2,020)	[1]
Prior service (costs)/credits and other	(20)		(21)
Total	(2,800)		(2,041)
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(932)	[1]	(759)	[1]
Prior service (costs)/credits and other	374		468
Total	$ (558)		$ (291)

[1]	The actuarial losses primarily represent the impact of changes in discount rates and other assumptions that result in cumulative changes in our projected benefit obligations as well as the cumulative difference between the expected return and actual return on plan assets. These actuarial losses are recognized in Accumulated other comprehensive loss and are amortized into net periodic benefit costs over an average period of 9.8 years for our U.S. qualified plans, an average period of 9.9 years for our U.S. supplemental (non-qualified) plans, an average period of 14.5 years for our international plans and an average period of 11.0 years for our postretirement plans.